Debt and Lease Arrangements - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	$ 60,988	$ 67,899
Bank and other borrowings	1,629	1,763
Total (excluding interest)	62,617	70,003
Interest	21,730	22,944
Carrying amount	76,824	85,665
Commercial paper		341
Bonds [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Difference from carrying amount	181	131
Carrying amount	61,169	68,030
Bank and Other Borrowings [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Difference from carrying amount		2
Carrying amount	1,629	1,765
Total Exclude Interest [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Difference from carrying amount	181	138
Carrying amount	62,798	70,141
Commercial Paper [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Difference from carrying amount		5
Carrying amount		346
Less Than 1 Year [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	8,163	8,989
Bank and other borrowings	945	1,321
Total (excluding interest)	9,108	10,651
Interest	1,780	1,957
Commercial paper		341
Between 1 and 2 Years [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	5,900	8,306
Bank and other borrowings	39	43
Total (excluding interest)	5,939	8,349
Interest	1,555	1,688
Between 2 and 3 Years [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	4,993	5,900
Bank and other borrowings	209	127
Total (excluding interest)	5,202	6,027
Interest	1,426	1,457
Between 3 and 4 Years [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	4,458	5,047
Bank and other borrowings	50	56
Total (excluding interest)	4,508	5,103
Interest	1,319	1,328
Between 4 and 5 Years [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	4,312	4,620
Bank and other borrowings	27	180
Total (excluding interest)	4,339	4,800
Interest	1,244	1,221
5 Years and Later [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Bonds	33,162	35,037
Bank and other borrowings	359	36
Total (excluding interest)	33,521	35,073
Interest	$ 14,406	$ 15,293